Intangible assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Apr. 01, 2023 INR (₨)
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Other intangible assets	₨ 696,873		₨ 641,862	₨ 622,688
Intangible assets and goodwill	₨ 696,873	$ 8,143	₨ 641,862